Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 14,769	$ 21,045
Recognised in cash flow hedging reserve	(142)	(71)
Recognised in cost of hedging reserve	77	32
Recognised in the income statement	(18)	72
Accrued cash flows	177	151
Total derivatives fair value	(557)	(433)
Hedged value of notes and debentures	14,118	20,428
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	650	1,463
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(1,301)	(2,080)
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	6,270	9,926
Recognised in the income statement	11	29
Accrued cash flows	77	74
Total derivatives fair value	(230)	(639)
Hedged value of notes and debentures	5,952	9,184
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(318)	(742)
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	3,387	3,245
Recognised in cash flow hedging reserve	(81)	(16)
Recognised in cost of hedging reserve	25	13
Recognised in the income statement	(34)	(18)
Accrued cash flows	53	47
Total derivatives fair value	(146)	60
Hedged value of notes and debentures	3,278	3,279
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	435	764
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(544)	(730)
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	4,486	7,294
Recognised in cash flow hedging reserve	(33)	(55)
Recognised in cost of hedging reserve	27	21
Recognised in the income statement	7	65
Accrued cash flows	49	32
Total derivatives fair value	(295)	(13)
Hedged value of notes and debentures	4,141	7,218
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	73	500
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(418)	(576)
CAD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	626	580
Recognised in cash flow hedging reserve	(28)
Recognised in cost of hedging reserve	25	(2)
Recognised in the income statement	(2)	(4)
Accrued cash flows	(2)	(2)
Total derivatives fair value	114	159
Hedged value of notes and debentures	747	747
CAD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	142	199
CAD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ (21)	$ (32)